Leases (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 26, 2021	Feb. 24, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-Use Assets at the beginning of the year			$ 203,437	$ 206,495
Additions, net			176,888	7,954
Depreciation expense			(17,290)	(11,012)
Right-of-Use Assets at the end of the year			363,035	203,437	$ 206,495
Analysis of lease liabilities
Lease liabilities at the beginning of the year			196,170	204,930
Additions, net			121,520	2,155
Lease charge (Note 19)			10,269	9,921	10,506
Payments			(25,109)	(20,836)
Lease liabilities at the end of the year			302,850	196,170	204,930
Lease liabilities, current portion			30,905	9,644
Lease liabilities, non-current portion			271,945	186,526
Lease expense incurred for low value leases			344	327
Expense relating to short-term leases for which recognition exemption has been used			23
Revenue from subleasing right-of-use assets			42,034
GAS-twenty six Ltd
Leases
Proceeds from sale and finance leaseback		$ 217,000
Duration of bareboat hire holiday period which expired on September 21, 2016 (in days)		210 days
GAS-three Ltd. and GAS-ten Ltd
Leases
Proceeds from sale and finance leaseback	$ 242,979
Leaseback bareboat charter period in years	5 years
Additions, net	$ 173,550
Analysis of lease liabilities
Additions, net	$ 118,176
Minimum | GAS-twenty six Ltd
Leases
Sale leaseback, repurchase period		10 years
Maximum | GAS-twenty six Ltd
Leases
Leaseback bareboat charter period in years		20 years
Sale leaseback, repurchase period		17 years
Vessels
Leases
Right-of-Use Assets at the beginning of the year			197,668	200,032
Additions, net			173,542	5,799
Depreciation expense			(14,655)	(8,163)
Right-of-Use Assets at the end of the year			356,555	197,668	200,032
Vessels' Equipment
Leases
Right-of-Use Assets at the beginning of the year			1,437	1,857
Additions, net			1,426	833
Depreciation expense			(1,223)	(1,253)
Right-of-Use Assets at the end of the year			1,640	1,437	1,857
Properties
Leases
Right-of-Use Assets at the beginning of the year			4,258	4,550
Additions, net			1,961	1,255
Depreciation expense			(1,396)	(1,547)
Right-of-Use Assets at the end of the year			4,823	4,258	4,550
Other
Leases
Right-of-Use Assets at the beginning of the year			74	56
Additions, net			(41)	67
Depreciation expense			(16)	(49)
Right-of-Use Assets at the end of the year			$ 17	$ 74	$ 56